Operating Lease (Details 2)	Dec. 31, 2022 USD ($)
Operating Lease
2023	$ 58,000
2024	0
Total lease payment	58,000
Less: Imputed interest/present value discount	(1,000)
Present value of lease liabilities	$ 57,000